UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 10.3%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	48,496	1,512,590
Johnson Controls, Inc.	54,064	5,115,536

		6,628,126
Automobiles 0.4%
Ford Motor Co.	544,485	4,295,987
General Motors Corp.	160,171	4,907,639
Harley-Davidson, Inc.	70,751	4,156,621

		13,360,247

Distributors 0.1%
Genuine Parts Co.	47,078	2,306,822
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	39,083	1,715,744
H&R Block, Inc.	89,182	1,876,389

		3,592,133
Hotels Restaurants & Leisure 1.6%
Carnival Corp.	121,597	5,698,035
Darden Restaurants, Inc.	36,080	1,486,135
Harrah's Entertainment, Inc.	53,918	4,553,375
Hilton Hotels Corp.	105,639	3,798,779
International Game Technology	92,764	3,745,810
Marriott International, Inc. "A"	91,264	4,468,286
McDonald's Corp.	339,556	15,296,998
Starbucks Corp.*	219,108	6,871,227
Starwood Hotels & Resorts Worldwide, Inc.	57,912	3,755,593
Wendy's International, Inc.	27,780	869,514
Wyndham Worldwide Corp.*	56,214	1,919,708
Yum! Brands, Inc.	72,891	4,210,184

		56,673,644
Household Durables 0.6%
Black & Decker Corp.	18,852	1,538,700
Centex Corp.	32,804	1,370,551
D.R. Horton, Inc.	76,600	1,685,200
Fortune Brands, Inc.	41,254	3,251,641
Harman International Industries, Inc.	18,000	1,729,440
KB Home	21,072	899,142
Leggett & Platt, Inc.	49,766	1,128,195
Lennar Corp. "A"	37,700	1,591,317
Newell Rubbermaid, Inc.	77,250	2,401,703
Pulte Homes, Inc.	58,656	1,552,038
Snap-on, Inc.	16,632	799,999
The Stanley Works	20,053	1,110,134
Whirlpool Corp.	22,277	1,891,540

		20,949,600
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	84,412	3,358,754
IAC/InterActiveCorp.*	61,000	2,300,310

		5,659,064
Leisure Equipment & Products 0.2%
Brunswick Corp.	25,330	806,761
Eastman Kodak Co.	78,531	1,771,659
Hasbro, Inc.	43,802	1,253,613
Mattel, Inc.	105,714	2,914,535

		6,746,568
Media 3.4%
CBS Corp. "B"	213,554	6,532,617
Clear Channel Communications, Inc.	134,963	4,729,104
Comcast Corp. "A"*	880,290	22,843,525
Dow Jones & Co., Inc.	16,822	579,854
E.W. Scripps Co. "A"	23,100	1,032,108
Gannett Co., Inc.	63,969	3,600,815
Interpublic Group of Companies, Inc.*	121,095	1,490,679
McGraw-Hill Companies, Inc.	100,674	6,330,381
Meredith Corp.	10,938	627,732

New York Times Co. "A"	40,073	942,116
News Corp. "A"	639,600	14,787,552
Omnicom Group, Inc.	46,668	4,777,870
The DIRECTV Group, Inc.*	210,600	4,858,542
Time Warner, Inc.	1,058,012	20,863,997
Tribune Co.	52,097	1,672,835
Viacom, Inc. "B"*	191,054	7,854,230
Walt Disney Co.	583,264	20,081,779

		123,605,736
Multiline Retail 1.2%
Big Lots, Inc.*	30,196	944,531
Dillard's, Inc. "A"	17,568	575,001
Dollar General Corp.	85,336	1,804,856
Family Dollar Stores, Inc.	42,372	1,255,059
Federated Department Stores, Inc.	143,450	6,462,422
J.C. Penney Co., Inc.	61,475	5,050,786
Kohl's Corp.*	89,338	6,844,184
Nordstrom, Inc.	63,232	3,347,502
Sears Holdings Corp.*	24,138	4,348,702
Target Corp.	234,691	13,907,789

		44,540,832
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	24,500	1,854,160
AutoNation, Inc.*	41,559	882,713
AutoZone, Inc.*	14,008	1,794,985
Bed Bath & Beyond, Inc.*	77,266	3,103,775
Best Buy Co., Inc.	110,272	5,372,452
Circuit City Stores, Inc.	39,033	723,282
Home Depot, Inc.	574,399	21,103,419
Limited Brands, Inc.	94,411	2,460,351
Lowe's Companies, Inc.	419,374	13,206,087
Office Depot, Inc.*	76,859	2,700,825
OfficeMax, Inc.	20,278	1,069,462
RadioShack Corp.	38,595	1,043,223
Staples, Inc.	197,473	5,102,702
The Gap, Inc.	157,658	2,713,294
The Sherwin-Williams Co.	30,905	2,040,966
Tiffany & Co.	37,316	1,697,132
TJX Companies, Inc.	124,399	3,353,797

		70,222,625
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	107,000	5,355,350
Jones Apparel Group, Inc.	30,160	926,817
Liz Claiborne, Inc.	28,306	1,212,912
NIKE, Inc. "B"	52,008	5,526,370
Polo Ralph Lauren Corp.	16,800	1,480,920
VF Corp.	24,440	2,019,233

		16,521,602
Consumer Staples 9.5%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	214,880	10,842,845
Brown-Forman Corp. "B"	22,078	1,447,434
Coca-Cola Co.	575,535	27,625,680
Coca-Cola Enterprises, Inc.	76,524	1,549,611

Constellation Brands, Inc. "A"*	56,500	1,196,670
Molson Coors Brewing Co. "B"	12,802	1,211,325
Pepsi Bottling Group, Inc.	38,062	1,213,797
PepsiCo, Inc.	450,150	28,611,534

		73,698,896
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	125,233	6,742,545
CVS/Caremark Corp.	439,991	15,021,293
Kroger Co.	196,063	5,538,780
Safeway, Inc.	121,107	4,437,360
SUPERVALU, Inc.	56,291	2,199,289
Sysco Corp.	171,390	5,798,124
Wal-Mart Stores, Inc.	691,454	32,463,765
Walgreen Co.	274,178	12,582,028
Whole Foods Market, Inc.	42,200	1,892,670

		86,675,854
Food Products 1.1%
Archer-Daniels-Midland Co.	179,553	6,589,595
Campbell Soup Co.	54,609	2,127,021
ConAgra Foods, Inc.	141,552	3,526,060
Dean Foods Co.*	37,000	1,729,380
General Mills, Inc.	94,750	5,516,345
H.J. Heinz Co.	90,954	4,285,752
Kellogg Co.	68,534	3,524,704
Kraft Foods, Inc. "A"	52,176	1,651,892
McCormick & Co., Inc.	36,300	1,398,276
Sara Lee Corp.	206,239	3,489,564
The Hershey Co.	48,660	2,659,756
Tyson Foods, Inc. "A"	70,100	1,360,641
Wm. Wrigley Jr. Co.	60,602	3,086,460

		40,945,446
Household Products 2.1%
Clorox Co.	41,432	2,638,804
Colgate-Palmolive Co.	140,568	9,388,537
Kimberly-Clark Corp.	125,207	8,575,428
Procter & Gamble Co.	880,096	55,586,863

		76,189,632
Personal Products 0.2%
Avon Products, Inc.	121,470	4,525,972
Estee Lauder Companies, Inc. "A"	33,900	1,656,015

		6,181,987
Tobacco 1.6%
Altria Group, Inc.	585,252	51,390,978
Reynolds American, Inc.	47,290	2,951,369
UST, Inc.	44,551	2,583,067

		56,925,414
Energy 9.9%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	87,673	5,797,816
BJ Services Co.	82,028	2,288,581
ENSCO International, Inc.	41,900	2,279,360
Halliburton Co.	287,120	9,113,189
Nabors Industries Ltd.*	82,638	2,451,870

National-Oilwell Varco, Inc.*	48,700	3,788,373
Noble Corp.	37,424	2,944,520
Rowan Companies, Inc.	30,939	1,004,589
Schlumberger Ltd.	331,044	22,875,140
Smith International, Inc.	56,100	2,695,605
Transocean, Inc.*	79,900	6,527,830
Weatherford International Ltd.*	92,800	4,185,280

		65,952,153
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	125,668	5,401,211
Apache Corp.	89,974	6,361,162
Chesapeake Energy Corp.	106,200	3,279,456
Chevron Corp.	610,156	45,127,138
ConocoPhillips	461,209	31,523,635
CONSOL Energy, Inc.	50,800	1,987,804
Devon Energy Corp.	120,804	8,362,053
El Paso Corp.	187,098	2,707,308
EOG Resources, Inc.	66,500	4,744,110
ExxonMobil Corp.	1,578,768	119,118,046
Hess Corp.	75,665	4,197,137
Kinder Morgan, Inc.	28,759	3,061,395
Marathon Oil Corp.	96,294	9,516,736
Murphy Oil Corp.	46,500	2,483,100
Occidental Petroleum Corp.	242,462	11,955,801
Peabody Energy Corp.	72,800	2,929,472
Spectra Energy Corp.	171,898	4,515,760
Sunoco, Inc.	34,072	2,400,032
Valero Energy Corp.	168,000	10,834,320
Williams Companies, Inc.	164,623	4,685,171
XTO Energy, Inc.	100,000	5,481,000

		290,671,847
Financials 21.2%
Capital Markets 3.6%
Ameriprise Financial, Inc.	68,608	3,920,261
Bank of New York Co., Inc.	208,831	8,468,097
Bear Stearns Companies, Inc.	32,008	4,812,403
Charles Schwab Corp.	279,497	5,112,000
E*TRADE Financial Corp.*	112,100	2,378,762
Federated Investors, Inc. "B"	23,500	862,920
Franklin Resources, Inc.	42,971	5,192,186
Janus Capital Group, Inc.	54,679	1,143,338
Legg Mason, Inc.	36,100	3,400,981
Lehman Brothers Holdings, Inc.	144,844	10,149,219
Mellon Financial Corp.	112,501	4,853,293
Merrill Lynch & Co., Inc.	249,904	20,409,660
Morgan Stanley	291,664	22,971,457
Northern Trust Corp.	54,505	3,277,931
State Street Corp.	92,934	6,017,476
T. Rowe Price Group, Inc.	74,552	3,518,109
The Goldman Sachs Group, Inc.	114,069	23,570,077

		130,058,170
Commercial Banks 4.0%
BB&T Corp.	150,818	6,186,554
Comerica, Inc.	45,457	2,687,418

Commerce Bancorp, Inc.	51,900	1,732,422
Compass Bancshares, Inc.	35,100	2,414,880
Fifth Third Bancorp.	155,591	6,019,816
First Horizon National Corp.	34,291	1,424,105
Huntington Bancshares, Inc.	66,896	1,461,678
KeyCorp.	112,583	4,218,485
M&T Bank Corp.	22,000	2,548,260
Marshall & Ilsley Corp.	61,555	2,850,612
National City Corp.	162,123	6,039,082
PNC Financial Services Group, Inc.	96,061	6,913,510
Regions Financial Corp.	204,319	7,226,763
SunTrust Banks, Inc.	96,792	8,037,608
Synovus Financial Corp.	88,621	2,866,003
US Bancorp.	480,315	16,796,616
Wachovia Corp.	527,951	29,063,702
Wells Fargo & Co.	949,756	32,700,099
Zions Bancorp.	25,456	2,151,541

		143,339,154
Consumer Finance 0.9%
American Express Co.	339,243	19,133,305
Capital One Financial Corp.	111,443	8,409,489
SLM Corp.	111,665	4,567,098

		32,109,892
Diversified Financial Services 5.4%
Bank of America Corp.	1,254,395	63,999,233
Chicago Mercantile Exchange Holdings, Inc. "A"	9,500	5,058,370
CIT Group, Inc.	54,200	2,868,264
Citigroup, Inc.	1,371,660	70,421,024
JPMorgan Chase & Co.	971,413	46,996,961
Moody's Corp.	64,200	3,984,252

		193,328,104
Insurance 4.7%
ACE Ltd.	89,128	5,085,644
Aflac, Inc.	139,444	6,562,235
Allstate Corp.	180,270	10,827,016
Ambac Financial Group, Inc.	28,934	2,499,608
American International Group, Inc.	727,848	48,925,943
Aon Corp.	85,487	3,245,086
Chubb Corp.	112,558	5,815,872
Cincinnati Financial Corp.	47,334	2,006,962
Genworth Financial, Inc. "A"	115,600	4,039,064
Hartford Financial Services Group, Inc.	85,746	8,195,603
Lincoln National Corp.	80,374	5,448,553
Loews Corp.	117,286	5,328,303
Marsh & McLennan Companies, Inc.	150,632	4,412,011
MBIA, Inc.	36,846	2,413,044
MetLife, Inc.	215,311	13,596,890
Principal Financial Group, Inc.	77,119	4,617,114
Progressive Corp.	208,088	4,540,480
Prudential Financial, Inc.	130,316	11,762,322
Safeco Corp.	31,789	2,111,743
The Travelers Companies, Inc.	188,575	9,762,528
Torchmark Corp.	26,810	1,758,468
Unum Group	84,894	1,955,109

XL Capital Ltd. "A"	49,532	3,465,259

		168,374,857
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	27,500	1,586,475
Archstone-Smith Trust (REIT)	59,800	3,245,944
AvalonBay Communities, Inc. (REIT)	20,400	2,652,000
Boston Properties, Inc. (REIT)	29,200	3,428,080
Developers Diversified Realty Corp. (REIT)	35,200	2,214,080
Equity Residential (REIT)	81,460	3,928,816
Host Hotels & Resorts, Inc. (REIT)	144,700	3,807,057
Kimco Realty Corp. (REIT)	57,800	2,817,172
Plum Creek Timber Co., Inc. (REIT)	52,024	2,050,786
ProLogis (REIT)	68,500	4,447,705
Public Storage, Inc. (REIT)	29,130	2,757,737
Simon Property Group, Inc. (REIT)	65,634	7,301,783
Vornado Realty Trust (REIT)	39,600	4,725,864

		44,963,499
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	51,300	1,753,434
Realogy Corp.*	59,185	1,752,468

		3,505,902
Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.	159,144	5,353,604
Fannie Mae	266,428	14,541,640
Freddie Mac	189,331	11,263,301
Hudson City Bancorp, Inc.	136,300	1,864,584
MGIC Investment Corp.	22,663	1,335,304
Sovereign Bancorp, Inc.	99,391	2,528,507
Washington Mutual, Inc.	246,559	9,956,053

		46,842,993
Health Care 11.6%
Biotechnology 1.2%
Amgen, Inc.*	328,824	18,374,685
Biogen Idec, Inc.*	92,071	4,086,111
Celgene Corp.*	101,800	5,340,428
Genzyme Corp.*	71,840	4,311,837
Gilead Sciences, Inc.*	126,360	9,666,540
MedImmune, Inc.*	66,337	2,414,003

		44,193,604
Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	14,701	752,103
Baxter International, Inc.	179,198	9,438,359
Becton, Dickinson & Co.	67,392	5,181,771
Biomet, Inc.	66,875	2,841,519
Boston Scientific Corp.*	322,206	4,684,875
C.R. Bard, Inc.	28,394	2,257,607
Hospira, Inc.*	42,522	1,739,150
Medtronic, Inc.	317,199	15,561,783
St. Jude Medical, Inc.*	96,526	3,630,343
Stryker Corp.	81,348	5,394,999
Varian Medical Systems, Inc.*	35,300	1,683,457
Zimmer Holdings, Inc.*	65,208	5,569,415

		58,735,381

Health Care Providers & Services 2.3%
Aetna, Inc.	142,696	6,248,658
AmerisourceBergen Corp.	53,048	2,798,282
Cardinal Health, Inc.	110,668	8,073,231
CIGNA Corp.	28,025	3,998,046
Coventry Health Care, Inc.*	44,058	2,469,451
Express Scripts, Inc.*	37,400	3,018,928
Humana, Inc.*	46,051	2,671,879
Laboratory Corp. of America Holdings*	34,300	2,491,209
Manor Care, Inc.	20,509	1,114,869
McKesson Corp.	80,815	4,730,910
Medco Health Solutions, Inc.*	80,188	5,816,036
Patterson Companies, Inc.*	38,900	1,380,561
Quest Diagnostics, Inc.	44,202	2,204,354
Tenet Healthcare Corp.*	133,648	859,357
UnitedHealth Group, Inc.	374,124	19,817,348
WellPoint, Inc.*	169,416	13,739,637

		81,432,756
Health Care Technology 0.0%
IMS Health, Inc.	54,806	1,625,546
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	50,535	1,494,320
Millipore Corp.*	14,281	1,034,944
PerkinElmer, Inc.	33,963	822,584
Thermo Fisher Scientific, Inc.*	111,528	5,213,934
Waters Corp.*	28,005	1,624,290

		10,190,072
Pharmaceuticals 6.2%
Abbott Laboratories	432,422	24,129,148
Allergan, Inc.	41,839	4,636,598
Barr Pharmaceuticals, Inc.*	29,400	1,362,690
Bristol-Myers Squibb Co.	537,436	14,919,223
Eli Lilly & Co.	269,047	14,450,515
Forest Laboratories, Inc.*	86,581	4,453,727
Johnson & Johnson	811,401	48,895,024
King Pharmaceuticals, Inc.*	66,375	1,305,596
Merck & Co., Inc.	609,606	26,926,297
Mylan Laboratories, Inc.	58,800	1,243,032
Pfizer, Inc.	2,010,893	50,795,157
Schering-Plough Corp.	405,152	10,335,428
Watson Pharmaceuticals, Inc.*	28,007	740,225
Wyeth	368,009	18,411,490

		222,604,150
Industrials 10.8%
Aerospace & Defense 2.4%
Boeing Co.	224,220	19,935,400
General Dynamics Corp.	110,560	8,446,784
Goodrich Corp.	34,438	1,772,868
Honeywell International, Inc.	223,068	10,274,512
L-3 Communications Holdings, Inc.	34,200	2,991,474
Lockheed Martin Corp.	97,826	9,491,079
Northrop Grumman Corp.	94,350	7,002,657
Raytheon Co.	121,523	6,375,097

Rockwell Collins, Inc.	46,744	3,128,576
United Technologies Corp.	281,640	18,306,600

		87,725,047
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	48,300	2,306,325
FedEx Corp.	83,801	9,002,741
United Parcel Service, Inc. "B"	299,770	21,013,877

		32,322,943
Airlines 0.1%
Southwest Airlines Co.	220,691	3,244,158
Building Products 0.2%
American Standard Companies, Inc.	47,852	2,537,113
Masco Corp.	108,805	2,981,257

		5,518,370
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	62,446	786,195
Avery Dennison Corp.	25,831	1,659,900
Cintas Corp.	37,666	1,359,743
Equifax, Inc.	35,109	1,279,723
Monster Worldwide, Inc.*	33,889	1,605,322
Pitney Bowes, Inc.	61,085	2,772,648
R. R. Donnelley & Sons Co.	59,921	2,192,509
Robert Half International, Inc.	46,275	1,712,638
Waste Management, Inc.	151,840	5,224,814

		18,593,492
Construction & Engineering 0.1%
Fluor Corp.	24,404	2,189,527
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	49,602	2,231,594
Emerson Electric Co.	219,240	9,447,051
Rockwell Automation, Inc.	46,456	2,781,321

		14,459,966
Industrial Conglomerates 3.9%
3M Co.	217,266	16,605,640
General Electric Co.	2,871,665	101,542,074
Textron, Inc.	34,627	3,109,505
Tyco International Ltd.	543,529	17,148,340

		138,405,559
Machinery 1.5%
Caterpillar, Inc.	182,968	12,264,345
Cummins, Inc.	13,023	1,884,689
Danaher Corp.	64,722	4,624,387
Deere & Co.	63,596	6,909,070
Dover Corp.	56,259	2,746,002
Eaton Corp.	41,154	3,438,828
Illinois Tool Works, Inc.	114,642	5,915,527
Ingersoll-Rand Co., Ltd. "A"	84,654	3,671,444
ITT Corp.	50,992	3,075,837
PACCAR, Inc.	67,877	4,982,172
Pall Corp.	35,510	1,349,380
Parker Hannifin Corp.	32,568	2,810,944
Terex Corp.*	28,300	2,030,808

		55,703,433

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	104,686	8,419,895
CSX Corp.	118,952	4,764,027
Norfolk Southern Corp.	108,444	5,487,266
Ryder System, Inc.	16,590	818,551
Union Pacific Corp.	75,565	7,673,626

		27,163,365
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	19,962	1,541,865
Information Technology 14.6%
Communications Equipment 2.6%
ADC Telecommunications, Inc.*	33,432	559,652
Avaya, Inc.*	115,455	1,363,523
Ciena Corp.*	23,298	651,179
Cisco Systems, Inc.*	1,693,164	43,226,477
Corning, Inc.*	438,490	9,971,263
JDS Uniphase Corp.*	60,239	917,440
Juniper Networks, Inc.*	154,600	3,042,528
Motorola, Inc.	681,496	12,042,034
QUALCOMM, Inc.	465,354	19,852,002
Tellabs, Inc.*	124,730	1,234,827

		92,860,925
Computers & Peripherals 3.7%
Apple, Inc.*	238,278	22,138,409
Dell, Inc.*	620,747	14,407,538
EMC Corp.*	601,862	8,335,789
Hewlett-Packard Co.	742,136	29,789,339
International Business Machines Corp.	422,220	39,798,457
Lexmark International, Inc. "A"*	26,757	1,564,214
NCR Corp.*	48,698	2,326,303
Network Appliance, Inc.*	102,109	3,729,021
QLogic Corp.*	46,600	792,200
SanDisk Corp.*	62,100	2,719,980
Sun Microsystems, Inc.*	961,765	5,780,208

		131,381,458
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	111,641	3,761,185
Jabil Circuit, Inc.	49,675	1,063,542
Molex, Inc.	38,686	1,090,945
Sanmina-SCI Corp.*	152,438	551,825
Solectron Corp.*	262,527	826,960
Tektronix, Inc.	23,110	650,778

		7,945,235
Internet Software & Services 1.4%
eBay, Inc.*	327,232	10,847,741
Google, Inc. "A"*	60,400	27,672,864
VeriSign, Inc.*	67,900	1,705,648
Yahoo!, Inc.*	334,522	10,467,193

		50,693,446
IT Services 1.1%
Affiliated Computer Services, Inc. "A"*	32,400	1,907,712
Automatic Data Processing, Inc.	150,437	7,281,151
Cognizant Technology Solutions Corp. "A"*	41,700	3,680,859

Computer Sciences Corp.*	47,532	2,477,843
Convergys Corp.*	38,440	976,760
Electronic Data Systems Corp.	141,319	3,911,710
Fidelity National Information Services, Inc.	44,200	2,009,332
First Data Corp.	209,288	5,629,847
Fiserv, Inc.*	47,350	2,512,391
Paychex, Inc.	93,067	3,524,447
Sabre Holdings Corp. "A"	36,546	1,196,882
Unisys Corp.*	96,184	810,831
Western Union Co.	209,388	4,596,067

		40,515,832
Office Electronics 0.1%
Xerox Corp.*	256,856	4,338,298
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	143,197	1,870,153
Altera Corp.*	100,043	1,999,860
Analog Devices, Inc.	93,468	3,223,711
Applied Materials, Inc.	382,135	7,000,713
Broadcom Corp. "A"*	125,570	4,027,030
Intel Corp.	1,617,182	30,936,692
KLA-Tencor Corp.	54,385	2,899,808
Linear Technology Corp.	81,706	2,581,093
LSI Logic Corp.*	193,537	2,020,526
Maxim Integrated Products, Inc.	87,643	2,576,704
Micron Technology, Inc.*	192,849	2,329,616
National Semiconductor Corp.	78,866	1,903,825
Novellus Systems, Inc.*	34,182	1,094,508
NVIDIA Corp.*	97,598	2,808,870
PMC-Sierra, Inc.*	51,502	361,029
Teradyne, Inc.*	56,458	933,815
Texas Instruments, Inc.	421,348	12,682,575
Xilinx, Inc.	91,913	2,364,921

		83,615,449
Software 3.2%
Adobe Systems, Inc.*	159,404	6,647,147
Autodesk, Inc.*	63,948	2,404,445
BMC Software, Inc.*	56,869	1,750,996
CA, Inc.	112,215	2,907,491
Citrix Systems, Inc.*	48,514	1,553,903
Compuware Corp.*	97,621	926,423
Electronic Arts, Inc.*	84,306	4,245,650
Intuit, Inc.*	95,566	2,614,686
Microsoft Corp.	2,415,395	67,317,059
Novell, Inc.*	94,382	681,438
Oracle Corp.*	1,096,429	19,878,258
Symantec Corp.*	256,306	4,434,094

		115,361,590
Materials 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	60,190	4,451,653
Ashland, Inc.	15,804	1,036,743
Dow Chemical Co.	260,991	11,969,047
E.I. du Pont de Nemours & Co.	251,352	12,424,329
Eastman Chemical Co.	22,986	1,455,703

Ecolab, Inc.	48,742	2,095,906
Hercules, Inc.*	32,030	625,866
International Flavors & Fragrances, Inc.	21,516	1,015,986
Monsanto Co.	148,484	8,160,681
PPG Industries, Inc.	45,162	3,175,340
Praxair, Inc.	88,228	5,554,835
Rohm & Haas Co.	38,789	2,006,167
Sigma-Aldrich Corp.	36,468	1,514,151

		55,486,407
Construction Materials 0.1%
Vulcan Materials Co.	28,231	3,288,347
Containers & Packaging 0.2%
Ball Corp.	29,924	1,372,015
Bemis Co., Inc.	29,430	982,668
Pactiv Corp.*	37,749	1,273,651
Sealed Air Corp.	44,072	1,392,675
Temple-Inland, Inc.	29,262	1,748,112

		6,769,121
Metals & Mining 0.9%
Alcoa, Inc.	236,951	8,032,639
Allegheny Technologies, Inc.	26,279	2,803,706
Freeport-McMoRan Copper & Gold, Inc.	104,200	6,896,970
Newmont Mining Corp.	123,000	5,164,770
Nucor Corp.	82,536	5,375,570
United States Steel Corp.	30,992	3,073,477

		31,347,132
Paper & Forest Products 0.3%
International Paper Co.	124,304	4,524,666
MeadWestvaco Corp.	50,644	1,561,861
Weyerhaeuser Co.	57,629	4,307,191

		10,393,718
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,746,830	68,877,507
CenturyTel, Inc.	31,355	1,416,933
Citizens Communications Co.	87,905	1,314,180
Embarq Corp.	40,881	2,303,644
Qwest Communications International, Inc.*	436,881	3,927,560
Verizon Communications, Inc.	797,812	30,253,031
Windstream Corp.	132,574	1,947,512

		110,040,367
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	102,036	6,326,232
Sprint Nextel Corp.	812,628	15,407,427

		21,733,659
Utilities 3.7%
Electric Utilities 1.9%
Allegheny Energy, Inc.*	45,918	2,256,411
American Electric Power Co., Inc.	109,615	5,343,731
Duke Energy Corp.	343,796	6,975,621
Edison International	88,990	4,372,079
Entergy Corp.	56,509	5,928,924

Exelon Corp.	186,138	12,789,542
FirstEnergy Corp.	88,095	5,835,413
FPL Group, Inc.	110,494	6,758,918
Pinnacle West Capital Corp.	27,896	1,345,982
PPL Corp.	105,348	4,308,733
Progress Energy, Inc.	71,050	3,583,762
Southern Co.	202,988	7,439,510

		66,938,626
Gas Utilities 0.1%
Nicor, Inc.	12,637	611,884
Questar Corp.	23,400	2,087,514

		2,699,398
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	184,150	3,962,908
Constellation Energy Group	49,687	4,320,284
Dynegy, Inc. "A"*	86,161	797,851
TXU Corp.	132,250	8,477,225

		17,558,268
Multi-Utilities 1.2%
Ameren Corp.	57,619	2,898,236
CenterPoint Energy, Inc.	85,468	1,533,296
CMS Energy Corp.	62,849	1,118,712
Consolidated Edison, Inc.	68,316	3,488,215
Dominion Resources, Inc.	103,718	9,207,047
DTE Energy Co.	48,603	2,328,084
Integrys Energy Group, Inc.	20,500	1,137,955
KeySpan Corp.	48,675	2,002,976
NiSource, Inc.	75,866	1,854,165
PG&E Corp.	95,347	4,602,400
Public Service Enterprise Group, Inc.	73,073	6,067,982
Sempra Energy	71,590	4,367,706
TECO Energy, Inc.	57,188	984,205
Xcel Energy, Inc.	111,137	2,743,972

		44,334,951

Total Common Stocks (Cost $2,525,894,008)		3,533,522,260
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.96%**, 8/9/2007 (a) (Cost $2,450,502)	2,495,000	2,451,442
	Shares	Value ($)

Cash Equivalents 1.5%
Cash Management QP Trust, 5.33% (b) (Cost $55,256,247)	55,256,247	55,256,247
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,583,600,757)	99.9	3,591,229,949
Other Assets and Liabilities, Net	0.1	2,116,348

Net Assets	100.0	3,593,346,297

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
(a)					At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2007 open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/14/2007	167	58,696,891	59,752,600	1,055,709

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007